NEWBUILDINGS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) tanker contract	Dec. 31, 2016 USD ($) contract	Dec. 31, 2015 USD ($)
NEWBUILDINGS [Abstract]
Interest capitalized in the cost of newbuildings	$ 1.2	$ 1.2	$ 0.4
Number of newbuilding contracts | contract	0	2
Number of oil product tankers contracted to be acquired | tanker	2
Accumulated costs of newbuildings		$ 33.4